Commitments and Contingencies (Details) (USD $) Share data in Millions, unless otherwise specified	6 Months Ended		1 Months Ended				0 Months Ended			1 Months Ended		3 Months Ended	0 Months Ended		1 Months Ended		4 Months Ended	0 Months Ended			1 Months Ended					1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Golden Zhejiang [Member]	Mar. 31, 2014 Golden Zhejiang [Member]	Apr. 30, 2014 Battersea [Member]	Feb. 28, 2014 Battersea [Member]	Oct. 30, 2014 Subsequent Event [Member] vessel	Oct. 27, 2014 Subsequent Event [Member] Golden Zhejiang [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Golden Zhejiang [Member] Payment	May 31, 2014 Frontline 2012 [Member] vessel	Apr. 30, 2014 Frontline 2012 [Member] vessel company	Jun. 30, 2014 Frontline 2012 [Member] vessel	Oct. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Jul. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member]	Oct. 31, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Sep. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel company	Sep. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Sep. 22, 2014 Frontline 2012 [Member] Subsequent Event [Member] KSL Santiago [Member] vessel	Oct. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] KSL San Francisco [Member]	Oct. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] KSL Santos [Member]	Mar. 31, 2015 Frontline 2012 [Member] Scenario, Forecast [Member] vessel company	Mar. 31, 2015 Frontline 2012 [Member] Scenario, Forecast [Member] Subsequent Event [Member] company	Mar. 31, 2014 Time Charter Revenue [Member] Golden Zhejiang [Member]	Jun. 30, 2014 Other Operating Income (Expense) [Member] Golden Zhejiang [Member]	Nov. 10, 2014 Term Loan Facility [Member] Subsequent Event [Member]	Apr. 30, 2014 Common Stock [Member] Frontline 2012 [Member]	Sep. 30, 2014 Common Stock [Member] Frontline 2012 [Member] Subsequent Event [Member]	Mar. 31, 2015 Common Stock [Member] Frontline 2012 [Member] Scenario, Forecast [Member]	Jun. 30, 2014 Capital Addition Purchase Commitments [Member]	Sep. 30, 2014 Capital Addition Purchase Commitments [Member] Subsequent Event [Member]	Mar. 31, 2015 Capital Addition Purchase Commitments [Member] Frontline 2012 [Member] Scenario, Forecast [Member]
Other Commitments [Line Items]
Unrecorded Unconditional Purchase Obligation																													$ 252,000,000	$ 490,000,000	$ 404,000,000
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year																													93,500,000		163,300,000
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months																													158,500,000		240,700,000
Undrawn loan facilities																									180,000,000
Number of Capesize Newbuildings acquired							14				5					10
Number of SPCs expected to be acquired											25										12
Capesize Newbuildings Delivered										2		3	2		2	1	3	1
Purchase of vessel	24,085,000	0												37,600,000				37,600,000	36,500,000	37,600,000
Cash acquired on purchase of SPCs	43,412,000	0									43,400,000					25,100,000
Number of SPCs acquired											5					13
Number of capesize newbuildings expected to be acquired																					12	12
Shares issued																										15.5	31.0	31.0
Claims for damages against charterers	2,400,000
Proceeds from Legal Settlements			3,200,000	9,700,000	100,000	200,000		3,300,000															1,900,000	7,800,000
Number of expected payments to be received									1
Expected amount of each payment to be received									$ 3,200,000